Fair value measurements and Hedging (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Fair value measurements and Hedging - Derivative instruments effect on statement of operations (Table)

	Six months ended June 30,
	2021	2022
Consolidated Statement of Operations

Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 7)	(998)	633
Total Gain/(loss) recognized	$(998)	$633

Gain/(loss) on forward freight agreements and bunker swaps, net
Realized gain/(loss) on forward freight agreements and freight options	(39)	1,023
Realized gain/(loss) on bunker swaps	58	(4,085)
Unrealized gain/(loss) on forward freight agreements and freight options	(1,560)	(1,169)
Unrealized gain/(loss) on bunker swaps	4	292
Total Gain/(loss) recognized	$(1,537)	$(3,939)

Fair Value Measurements and Hedging - Fair value on a recurring basis - Significant Other Observable Inputs (Table)

		Significant Other Observable Inputs (Level 2)
		December 31, 2021		June 30, 2022
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Forward freight agreements - current	Derivatives, current asset portion	$1,440	$-	$-	$-
Bunker swaps - current	Derivatives, current asset portion	7	-	419	-
Forward freight agreements - non-current	Derivatives, non-current asset portion	150	-	-	-
Total		$1,597	$-	$419	$-
LIABILITIES
Bunker swaps - current	Derivatives, current asset portion	$300	$-	$-	$-
Total		$300	$-	$-	$-

		Significant Other Observable Inputs (Level 2)
		December 31, 2021		June 30, 2022
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Interest rate swaps - current	Derivatives, current asset portion	$-	$549	$-	$17,450
Interest rate swaps - non-current	Derivatives, non-current asset portion	-	6,763	-	12,383
Total		$-	$7,312	$-	$29,833
LIABILITIES
Interest rate swaps - current	Derivatives, current liability portion	$-	$443	$-	$-
Total		$-	$443	$-	$-